PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Prepaid expenses and other current assets
All figures in USD '000	2012	2011
Prepaid expenses	3,137	2,714
Deposit on Contracts, Nordic Galaxy	-	9,000
Deferred Financing Costs	1,228	653
Voyage in Progress – temporarily spot charters	-	5,233
Working Capital, cooperative arrangements	-	12,779
Other	1,184	1,389
Total as of December 31,	5,549	31,768